Short-term bank loans	12 Months Ended
Dec. 31, 2015
Short-term bank loans [Abstract]
Short-term bank loans
13.	Short-term bank loans

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Short-term bank loans	20,000	110,000

In December 2014, Shenzhen iDreamSky obtained loans from Shanghai Pudong Development Bank of RMB20,000,000. The maturity date of the loan is December 30, 2015, and the interest rate is 6.72% per annum. The loan was fully repaid in December 2015.

In January and March 2015, Shenzhen iDreamSky obtained loans from China Industrial Bank Co., Ltd of RMB30,000,000 and RMB30,000,000 with maturity dates on January 4, 2016 and March 27, 2016 respectively. The interest rates are 6.93% and 6.59% per annum respectively.

In March and June 2015, Shenzhen iDreamSky obtained loans from China Everbright Bank of RMB20,000,000, RMB20,000,000 and RMB10,000,000 with maturity dates on March 10, 2016, March 26, 2016 and June 3, 2016 respectively. The interest rates are 5.62%, 6.16% and 5.61% per annum respectively.